Unaudited Interim Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Activities:
Net loss	$ (2,035,834)	$ (7,612,738)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	5,704	5,704
Stock-based compensation expense	58,570	60,516
Periodic pension costs	40,850	(15,434)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	687,545	(295,739)
Accounts payable	(49,249)	739,749
Interest payable	86,985
Other accrued liabilities	(325,069)	(178,590)
Net cash used in operating activities	(1,530,498)	(7,296,532)
Financing Activities:
Proceeds from the issuance of common shares in private placement, net	1,380,291
Payments on notes payable	(194,715)
Net cash provided by financing activities	1,185,576
Effect of exchange rate on cash and cash equivalents		(416)
Change in cash and cash equivalents	(344,922)	(7,296,948)
Cash and cash equivalents at the beginning of period	897,680	8,948,400
Cash and cash equivalents at the end of period	552,758	1,651,452
Supplemental disclosure of non-cash and financing activities:
Issuance of note payable for prepaid insurance	$ 396,000